Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Fair Value Of The Share Options Abstract
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.00%
Dividend yield	0.00%	0.00%